Note 13 - Retirement and Pension Plans - Benefit Payments Expected to Be Paid (Details) ¥ in Thousands	Mar. 31, 2017 JPY (¥)
2018	¥ 111,204
2019	126,711
2020	145,710
2021	195,863
2022	272,774
2023–2027	1,720,411
Total	¥ 2,572,673